SUBSEQUENT EVENTS (Details Textual) - USD ($)				1 Months Ended								3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 07, 2016	Oct. 15, 2016	Feb. 12, 2016	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Oct. 26, 2015	Dec. 15, 2014	Mar. 28, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 01, 2015
Subsequent Event [Line Items]
Common stock issued for services					41,666	41,666	124,998	83,336		37,314	100,000	195,000				2,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period															21,961,513	28,913,020	9,506,205
Stock Issued During Period, Value, Issued for Services					$ 6,292	$ 6,208	$ 20,666	$ 14,292		$ 19,888		$ 119,500	$ 382,300	$ 354,835	$ 47,458	$ 682,126	$ 918,315
Share Price					$ 0.149										$ 0.149	$ 0.0306		$ 10.00
Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									41,667
Vice President [Member] | Sales Revenue, Net [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description																On February 12, 2016, the Company modified the employment agreement for Sean Bradley to limit the number of option awards he can receive in lieu of $6,250 cash per quarter to 150,000 options per quarter.
Board of Directors Chairman [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			500,000
Stock Compensation Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		3 years
Subsequent Event
Subsequent Event [Line Items]
Common stock issued for services		41,666		41,666
Stock Issued During Period, Value, Issued for Services		$ 4,292		$ 4,917
Subsequent Event | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	602,620
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	$ 72,917
Share Price	$ 0.121
Subsequent Event | Board of Directors Chairman [Member] | Plan 2016 [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description	Dr. Bettis of a long-term equity component of his compensation in the form of an RSU with a seven-year term representing the right to receive, subject to the terms and upon the conditions of the RSU, 250,000 shares of the Company’s Common Stock, with such number of shares to be reduced by the number of shares, if any, that are awarded to Dr. Bettis in connection with the Performance Option Unit Agreement granted Dr. Bettis in January 2016 under the 2016 Plan.
Subsequent Event | Sean Bradley [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		61,599
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.125
Subsequent Event | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description	The Bankofier RSUs have a seven-year term and represent the right to receive, subject to the terms and upon the conditions of the RSU award, 250,000 shares of the Company’s Common Stock, with such number of units to be reduced by the number of shares, if any, that are awarded to Mr. Bankofier in connection with the Performance Option Unit Agreement granted Mr. Bankofier in January 2016 under the 2016 Plan.
Annual Salary of Officers	$ 175,000